Unaudited Condensed Consolidated Interim Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of cash flows [abstract]
Net cash (outflow)/inflow from operating activities	£ (401.9)	£ (126.4)	£ 1,850.5
Investing activities
Acquisitions	(96.8)	(72.9)	(161.3)
Disposal of investments and subsidiaries	203.9	133.7	2,141.0
Purchase of property, plant and equipment	(121.3)	(145.9)	(339.3)
Purchase of other intangible assets (including capitalised computer software)	(19.2)	(21.1)	(54.8)
Proceeds on disposal of property, plant and equipment	3.1	167.2	174.0
Net cash (outflow)/inflow from investing activities	(30.3)	61.0	1,759.6
Financing activities
Repayment of lease liabilities	(154.5)	(103.8)	(249.8)
Share option proceeds		0.2	0.6
Cash consideration for non-controlling interests	(37.8)	(9.1)	(62.7)
Share repurchases and buybacks	(285.5)		(43.8)
Net increase/(decrease) in borrowings	699.8	(134.6)	(1,713.2)
Financing and share issue costs	(6.8)	(4.4)	(6.4)
Equity dividends paid			(750.5)
Dividends paid to non-controlling interests in subsidiary undertakings	(40.1)	(58.5)	(96.2)
Net cash inflow/(outflow) from financing activities	175.1	(310.2)	(2,922.0)
Net (decrease)/increase in cash and cash equivalents	(257.1)	(375.6)	688.1
Translation of cash and cash equivalents	7.1	11.7	(89.7)
Cash and cash equivalents at beginning of period	2,799.6	2,201.2	2,201.2
Cash and cash equivalents including cash held in disposal group at end of period	2,549.6	1,837.3	2,799.6
Cash and cash equivalents held in disposal group presented as held for sale	(13.5)		(66.3)
Cash and cash equivalents at end of period	£ 2,536.1	£ 1,837.3	£ 2,733.3